MORTGAGE (Detail Textuals) - Mortgage - CAD ($)	1 Months Ended		12 Months Ended
	Dec. 27, 2018	Feb. 14, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Amount of mortgage financing	$ 3,750,000	$ 15,000,000
Advance of mortgage financing		$ 10,000,000	$ 3,750,000	$ 0
Term of advances	P1Y	P2Y
Amortization period of advances	19 years 2 months	20 years
Annual interest rate	5.45%	6.03%
Borrowing costs incurred		$ 470,365
Effective interest rate	5.60%	9.09%